Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	$ (18,587)	$ (32,512)	$ (27,442)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(17,270)	18,793	12,590
Total realized and unrealized losses on derivative instruments	(35,857)	(13,719)	(14,852)
Interest Rate Swap Agreements
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(17,483)	(8,296)	(13,898)
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(17,558)	(7,878)	33,700
Interest rate swap agreement terminations
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	0	(13,681)
Foreign currency forward contracts
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	138	(147)	0
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	202	(200)	0
Stock Purchase Warrants
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	(25,559)	0
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	0	26,900	(21,053)
Forward freight agreements
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(1,242)	1,490	137
Unrealized (losses) gains relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ 86	$ (29)	$ (57)